Credit Risk - Movement in impairment allowance on loans and advances at amortised cost - incl ECL recon (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Reconciliation of ECL movement to impairment charge/(release) for the period
Income statement charge for the period	£ 293	£ (288)	[1]
Loans and advances
Loans and advances at amortised cost
Opening balance	3,998
Ending balance	3,937
Home loans
Loans and advances at amortised cost
Opening balance	386
Ending balance	369
Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,391
Ending balance	2,495
Wholesale loans
Loans and advances at amortised cost
Opening balance	1,221
Ending balance	1,073
Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	45			£ 54
Net transfers between stages	0
Business activity in the year	2
Limit management and final repayments	(13)
Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,635
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	113,708			81,901
Net transfers between stages	0
Business activity in the year	26,344
Limit management and final repayments	(3,172)
Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19,332
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	225,746			207,440
Net transfers between stages	0
Business activity in the year	40,220
Limit management and final repayments	(41,246)
Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	0			0
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	116			89
Net transfers between stages	0
Business activity in the year	1
Limit management and final repayments	(1)
Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(35)
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	371			410
Net transfers between stages	0
Business activity in the year	43
Limit management and final repayments	(47)
Impairment allowance | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
Income statement charge for the period	(40)
Impairment allowance | Impairment charge on other financial assets4
Reconciliation of ECL movement to impairment charge/(release) for the period
Income statement charge for the period	23
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Disposals	0
Write-offs	560	£ 606
Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	11,371
Business activity in the year	1,185
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(65)
Final repayments	639
Disposals	0
Write-offs	10
Ending balance	11,972
Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	28,262
Business activity in the year	6,228
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,357)
Final repayments	2,324
Disposals	205
Write-offs	364
Ending balance	34,954
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	109,125
Business activity in the year	26,558
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(20,235)
Final repayments	19,033
Disposals	77
Write-offs	186
Ending balance	136,622
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	586
Recoveries and reimbursements	(31)
Exchange and other adjustments	(245)
Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	386
Business activity in the year	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)
Final repayments	(2)
Disposals	0
Write-offs	(10)
Ending balance	369
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(7)
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,302
Business activity in the year	348
Refinements to models used for calculation	326
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(169)
Final repayments	(32)
Disposals	(28)
Write-offs	(364)
Ending balance	2,383
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	473
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	811
Business activity in the year	41
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	168
Final repayments	(89)
Disposals	(47)
Write-offs	(186)
Ending balance	698
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	120
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	44			53
Net transfers between stages	0
Business activity in the year	2
Limit management and final repayments	(13)
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,050
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	111,197			78,655
Net transfers between stages	(645)
Business activity in the year	26,149
Limit management and final repayments	(3,012)
Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,664
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	206,564			178,006
Net transfers between stages	9,900
Business activity in the year	37,356
Limit management and final repayments	(36,362)
Stage 1 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	0			0
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	24
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	65			36
Net transfers between stages	4
Business activity in the year	1
Limit management and final repayments	0
Stage 1 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	199			167
Net transfers between stages	36
Business activity in the year	19
Limit management and final repayments	(14)
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	9,760
Business activity in the year	1,185
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(52)
Final repayments	534
Disposals	0
Write-offs	0
Ending balance	10,461
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(219)
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	330
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(127)
Stage 1 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	14
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	24,011
Business activity in the year	6,041
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,749)
Final repayments	2,019
Disposals	152
Write-offs	0
Ending balance	29,940
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1,293)
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	944
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(356)
Stage 1 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	15
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	95,242
Business activity in the year	24,929
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(18,690)
Final repayments	17,308
Disposals	0
Write-offs	0
Ending balance	124,360
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2,035)
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	4,848
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(38)
Stage 1 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	32
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	8
Business activity in the year	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(13)
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	10
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	13
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	605
Business activity in the year	331
Refinements to models used for calculation	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(453)
Final repayments	(14)
Disposals	(4)
Write-offs	0
Ending balance	679
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(28)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	199
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(7)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	7
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	183
Business activity in the year	28
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	31
Final repayments	(23)
Disposals	0
Write-offs	0
Ending balance	246
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(4)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	31
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	0			0
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,156)
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	2,458			3,214
Net transfers between stages	361
Business activity in the year	195
Limit management and final repayments	(156)
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,526
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	18,333			28,417
Net transfers between stages	(9,835)
Business activity in the year	2,864
Limit management and final repayments	(4,639)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	0			0
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	34			33
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(23)
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	172			241
Net transfers between stages	(37)
Business activity in the year	24
Limit management and final repayments	(33)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	653
Business activity in the year	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)
Final repayments	24
Disposals	0
Write-offs	0
Ending balance	495
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	219
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(330)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(51)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	21
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,782
Business activity in the year	174
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(485)
Final repayments	193
Disposals	27
Write-offs	0
Ending balance	3,332
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1,293
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(944)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(270)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	32
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	12,962
Business activity in the year	1,628
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,555)
Final repayments	1,681
Disposals	31
Write-offs	0
Ending balance	11,555
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	2,035
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(4,848)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(66)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	35
Business activity in the year	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Final repayments	(1)
Disposals	0
Write-offs	0
Ending balance	16
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(13)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(3)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	2
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	791
Business activity in the year	15
Refinements to models used for calculation	187
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	145
Final repayments	(13)
Disposals	(10)
Write-offs	0
Ending balance	821
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	28
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(199)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(127)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	4
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	193
Business activity in the year	13
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	46
Final repayments	(26)
Disposals	0
Write-offs	0
Ending balance	198
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	4
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(31)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	1			1
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(259)
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	53			32
Net transfers between stages	284
Business activity in the year	0
Limit management and final repayments	(4)
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	142
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	849			1,017
Net transfers between stages	(65)
Business activity in the year	0
Limit management and final repayments	(245)
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	0			0
Net transfers between stages	0
Business activity in the year	0
Limit management and final repayments	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	17			20
Net transfers between stages	(4)
Business activity in the year	0
Limit management and final repayments	(1)
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Reconciliation of ECL movement to impairment charge/(release) for the period
Exposure to credit risk on loan commitments and financial guarantee contracts	0			£ 2
Net transfers between stages	1
Business activity in the year	0
Limit management and final repayments	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	958
Business activity in the year	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Final repayments	81
Disposals	0
Write-offs	10
Ending balance	1,016
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	178
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(35)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	1,469
Business activity in the year	13
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(123)
Final repayments	112
Disposals	26
Write-offs	364
Ending balance	1,682
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	626
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(47)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	921
Business activity in the year	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10
Final repayments	44
Disposals	46
Write-offs	186
Ending balance	707
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	104
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(33)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	343
Business activity in the year	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10
Final repayments	(1)
Write-offs	(10)
Ending balance	343
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	3
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	906
Business activity in the year	2
Refinements to models used for calculation	96
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	139
Final repayments	(5)
Disposals	(14)
Write-offs	(364)
Ending balance	883
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	134
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(11)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	435
Business activity in the year	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	91
Final repayments	(40)
Disposals	(47)
Write-offs	(186)
Ending balance	254
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	£ 0

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.